SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Total Revenue									$ 257,588	$ 189,006	$ 142,696
Depreciation and amortization									24,404	15,406	7,806
Income (loss) from operations	$ 35,614	$ 39,201	$ 33,867	$ 34,697	$ 34,204	$ 24,589	$ 21,936	$ 24,511	143,379	105,240	90,262
Interest expense, net									33,363	30,433	21,254
Capital Expenditures									90,258	123,946
Total assets	748,215				767,380				748,215	767,380
Payments to Acquire Property, Plant, and Equipment									80,161	25,573	10,005
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total assets					617,417					617,417
Transportation and Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									234,338	167,195	121,344
Depreciation and amortization									21,650	12,978	5,167
Income (loss) from operations									146,803	111,512	93,625
Interest expense, net									0	0	0
Capital Expenditures									59,119	121,187
Total assets	649,975								649,975
Payments to Acquire Property, Plant, and Equipment											8,205
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									23,250	21,811	21,352
Depreciation and amortization									2,754	2,428	2,639
Income (loss) from operations									12,860	10,695	10,535
Interest expense, net									0	0	0
Capital Expenditures									31,139	2,759
Total assets	86,760				57,375				86,760	57,375
Payments to Acquire Property, Plant, and Equipment											1,800
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									0	0	0
Depreciation and amortization									0	0	0
Income (loss) from operations									(16,284)	(16,967)	(13,898)
Interest expense, net									33,363	30,433	21,254
Capital Expenditures									0	0
Total assets	$ 11,480				$ 92,588				$ 11,480	$ 92,588
Payments to Acquire Property, Plant, and Equipment											$ 0